Schedule of investments
Nomura VIP International Core Equity Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 93.52%Δ
Brazil — 7.02%
Banco do Brasil	2,491,068	$ 11,089,902
Cia de Saneamento Basico do Estado de Sao Paulo	410,405	12,568,442
Embraer ADR	206,824	12,272,936
MercadoLibre †	6,472	11,190,217
		47,121,497
Canada — 5.65%
Alimentation Couche-Tard	222,626	12,618,834
Celestica †	26,131	7,360,580
Descartes Systems Group †	111,121	7,959,238
TFI International	91,904	10,003,669
		37,942,321
China — 7.68%
Alibaba Group Holding	363,800	5,702,379
China Tourism Group Duty Free Class H 144A #	1,084,314	9,067,642
Henderson Land Development	3,119,000	11,587,725
Prudential	1,165,173	16,199,535
Zijin Mining Group Class H	2,000,000	8,996,998
		51,554,279
Denmark — 1.82%
Ascendis Pharma ADR †	53,447	12,224,932
		12,224,932
Finland — 1.71%
Amer Sports †	349,101	11,492,405
		11,492,405
France — 1.69%
Airbus	59,898	11,325,093
		11,325,093
Germany — 3.08%
BioNTech ADR †	76,770	6,823,317
KION Group	92,162	4,924,408
Siemens Energy	51,713	8,917,885
		20,665,610
India — 3.88%
Axis Bank	1,051,818	13,027,000
Bharti Airtel	686,326	13,042,523
		26,069,523
Ireland — 1.53%
Experian	296,628	10,261,696
		10,261,696
Japan — 9.40%
Daikin Industries	118,700	14,237,703
Mitsubishi UFJ Financial Group	1,011,700	17,132,062
Nintendo	127,400	7,272,711
Olympus	311,500	2,967,763
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
SMC	54,700	$ 21,513,418
		63,123,657
Luxembourg — 2.11%
Eurofins Scientific	194,309	14,178,538
		14,178,538
Mexico — 1.61%
Cemex ADR	948,023	10,845,383
		10,845,383
Netherlands — 10.59%
Adyen 144A #, †	14,087	14,098,980
Argenx ADR †	19,829	14,480,127
ASML Holding	15,782	20,986,219
ING Groep	829,125	21,521,333
		71,086,659
Singapore — 2.64%
Grab Holdings Class A †	2,745,371	10,048,058
Sea ADR †	92,633	7,670,939
		17,718,997
South Korea — 5.15%
Samsung Electronics	160,637	18,788,327
SK Hynix	27,881	15,818,707
		34,607,034
Spain — 2.50%
Banco Bilbao Vizcaya Argentaria	777,934	16,803,039
		16,803,039
Taiwan — 8.11%
Taiwan Semiconductor Manufacturing	941,000	54,422,288
		54,422,288
United Kingdom — 6.93%
3i Group	130,693	4,259,417
BAE Systems	394,373	11,562,427
Barclays	1,796,528	9,402,101
Compass Group	530,429	14,799,461
Flutter Entertainment †	63,502	6,474,029
		46,497,435
United States — 10.42%
Booking Holdings	2,212	9,313,228
BP ADR	137,755	6,474,485
CNH Industrial	1,202,582	13,228,402
James Hardie Industries †	467,667	8,857,613
SLB	316,452	16,262,468
NQ- IV085 [0326] 0526 (5459540)    1

Schedule of investments
Nomura VIP International Core Equity Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Spotify Technology †	32,632	$ 15,823,583
		69,959,779
Total Common Stocks (cost $593,147,611)		627,900,165

Preferred Stock — 1.97%Δ
Germany — 1.97%
Henkel & Co. 3.17% ω	170,825	13,196,090
Total Preferred Stock (cost $15,252,887)		13,196,090

Short-Term Investments — 2.18%
Money Market Mutual Funds — 2.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	3,661,722	3,661,722
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	3,661,722	3,661,722
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	3,661,722	3,661,722
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	3,661,722	$ 3,661,722
Total Short-Term Investments (cost $14,646,888)		14,646,888

Total Value of Securities—97.67% (cost $623,047,386)		655,743,143
Receivables and Other Assets Net of Liabilities — 2.33%		15,644,192
Net Assets Applicable to 37,107,231 Shares Outstanding — 100.00%		$671,387,335
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $23,166,622, which represents 3.45% of the Series’ net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV085 [0326] 0526 (5459540)